Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$57,646,634.28	0.3532269	$45,146,279.53	0.2766316	$12,500,354.76
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$129,676,634.28	0.0871348	$117,176,279.53	0.0787353	$12,500,354.76

Weighted Avg. Coupon (WAC)	4.21%		4.23%
Weighted Avg. Remaining Maturity (WARM)	20.00		19.17
Pool Receivables Balance	$161,505,012.94		$148,875,230.33
Remaining Number of Receivables	25,826		24,621

Adjusted Pool Balance	$160,330,378.64		$147,830,023.88

III. COLLECTIONS

Principal:
Principal Collections	$12,471,164.31
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$264,570.66
Total Principal Collections	$12,735,734.97

Interest:
Interest Collections	$581,898.61
Late Fees & Other Charges	$49,213.86
Interest on Repurchase Principal	$-
Total Interest Collections	$631,112.47

Collection Account Interest	$2,801.90
Reserve Account Interest	$896.20
Servicer Advances	$-

Total Collections	$13,370,545.54

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$13,370,545.54
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,370,545.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$134,587.51	$-	$134,587.51	$134,587.51
Collection Account Interest					$2,801.90
Late Fees & Other Charges					$49,213.86
Total due to Servicer					$186,603.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$36,029.15		$36,029.15

Total Class A interest:		$36,029.15		$36,029.15	$36,029.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$13,072,076.87

7. Regular Principal Distribution Amount:					$12,500,354.76

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$12,500,354.76
Class A Notes Total:	$12,500,354.76	$12,500,354.76
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$12,500,354.76	$12,500,354.76

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			571,722.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,174,634.30
Beginning Period Amount	$1,174,634.30
Current Period Amortization	$129,427.85
Ending Period Required Amount	$1,045,206.45
Ending Period Amount	$1,045,206.45
Next Distribution Date Amount	$924,824.85

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	19.12%	20.74%	20.74%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.74%	24,065	96.80%	$144,108,890.27
30 - 60 Days	1.83%	451	2.59%	$3,857,983.86
61 - 90 Days	0.36%	88	0.50%	$751,277.66
91-120 Days	0.07%	17	0.11%	$157,078.54
121 + Days	0.00%	0	0.00%	$-
Total		24,621		$148,875,230.33

Delinquent Receivables 30+ Days Past Due
Current Period	2.26%	556	3.20%	$4,766,340.06
1st Preceding Collection Period	2.28%	589	3.14%	$5,077,445.31
2nd Preceding Collection Period	2.09%	568	2.94%	$5,146,164.09
3rd Preceding Collection Period	2.06%	579	2.88%	$5,466,355.39
Four-Month Average	2.17%		3.04%

Repossession in Current Period		18		$143,534.23
Repossession Inventory		37		$75,015.60

Current Charge-Offs
Gross Principal of Charge-Offs				$158,618.30
Recoveries				$(264,570.66)
Net Loss				$(105,952.36)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.79%

Average Pool Balance for Current Period				$155,190,121.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.82%
1st Preceding Collection Period				0.87%
2nd Preceding Collection Period				0.75%
3rd Preceding Collection Period				-0.49%
Four-Month Average				0.08%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	20	2,466	$35,245,468.07
Recoveries	26	2,276	$(22,860,776.36)
Net Loss			$12,384,691.71
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	13	2,025	$12,542,036.12
Average Net Loss for Receivables that have experienced a Net Loss			$6,193.60

Principal Balance of Extensions			$596,904.31
Number of Extensions			65

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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